PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of movement in property and equipment	The following table summarizes the movement in the net book value of property and equipment for the six-month period ended
June 30:

	2026	2025

Balance as of January 1	3,757	3,016

Acquisitions	52	—
Additions *	392	783
Modifications and re-assessments *	83	70
Disposals	(7)	(16)
Divestment and reclassification as held for sale	(31)	(96)
Depreciation	(309)	(280)
(Impairment) / reversal of impairment	(4)	(3)
Currency translation	(13)	(21)
Transfers	8	(7)

Balance as of June 30	3,928	3,446
* Certain prior period comparatives have been reclassified to conform with the current year presentation.